Finance Receivables And Loans, Net (Schedule Of Pass And Criticized Credit Quality Indicators Of Finance Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 111,600	$ 99,948
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	37,535	35,904
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	35,000	33,674
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,535	2,230
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	31,469	30,871
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	29,613	29,150
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	1,856	1,721
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,640	1,882
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,122	1,509
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	518	373
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	3,426	3,151
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	3,265	3,015
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 161	$ 136